EQUITY (Option Grants) (Details) - USD ($)					3 Months Ended		12 Months Ended
	Jan. 02, 2017	Dec. 02, 2016	Jun. 02, 2016	Apr. 02, 2016	Mar. 31, 2017	Mar. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock reserved for issuance under option plan							5,000,000
Options outstanding					2,782,000		2,332,000
Shares available for grant					2,218,000
Stock options granted under plan					450,000		2,584,000
Exercise price per share of options granted					$ 1.00		$ 1.00
Life of options					3 years
Value of the options using the Black-Scholes pricing model					$ 139,679
Options canceled							252,000
Stock options vested in period	100,000
Stock option expense					$ 91,416
Incentive and Non-qualified Stock Options [Member]
Stock options granted under plan							1,150,000
Exercise price per share of options granted							$ 1.00
Life of options							8 years
Value of the options using the Black-Scholes pricing model							$ 365,343
Incentive Stock Options ISO [Member]
Stock options granted under plan							500,000
Stock options vested in period							100,000
Incentive Stock Options ISO [Member] | Vesting annually on January 1, 2018 [Member]
Stock options vested in period							100,000
Incentive Stock Options ISO [Member] | Vesting on January 1, 2019 [Member]
Stock options vested in period							100,000
Incentive Stock Options ISO [Member] | Vesting on January 1, 2020 [Member]
Stock options vested in period							100,000
Non-qualified Stock Options [Member]
Stock options granted under plan							650,000
Stock options vesting monthly, per month							17,000
Stock options vested in period	17,000						38,000
2016 Omnibus Incentive Plan [Member]
Common stock reserved for issuance under option plan					5,000,000		2,668,000
Options outstanding					2,782,000		2,332,000
Shares available for grant							5,000,000
Stock options granted under plan							2,332,000
Exercise price per share of options granted							$ 1.00
Value of the options using the Black-Scholes pricing model							$ 593,775
2016 Omnibus Incentive Plan [Member] | Vesting annually on January 1, 2018 [Member]
Stock options vested in period					100,000		100,000
Director of Clinical Research [Member]
Stock options granted under plan							120,000
Exercise price per share of options granted							$ 1.00
Life of options							3 years
Stock options vesting monthly, per month							3,333
Value of the options using the Black-Scholes pricing model							$ 25,974
Chief Financial Officer [Member]
Stock options granted under plan							306,000
Exercise price per share of options granted							$ 1.00
Life of options							3 years
Stock options vesting monthly, per month							8,500
Value of the options using the Black-Scholes pricing model							$ 66,233
Chief Financial Officer [Member] | 2016 Omnibus Incentive Plan [Member]
Stock options granted under plan		306,000
Exercise price per share of options granted		$ 1.00
Life of options		3 years
Stock options vesting monthly, per month		8,500
Stock options vested in period						25,500
Vice President of Emerging Therapies [Member]
Stock options granted under plan			252,000				252,000
Exercise price per share of options granted			$ 1.00				$ 1.00
Life of options			3 years				3 years
Stock options vesting monthly, per month							7,000
Value of the options using the Black-Scholes pricing model							$ 42,113
Chief Clinical Engineering Officer [Member]
Stock options granted under plan				252,000			252,000
Exercise price per share of options granted				$ 1.00			$ 1.00
Life of options				3 years			3 years
Stock options vesting monthly, per month							7,000
Value of the options using the Black-Scholes pricing model							$ 47,056
Chief Innovation Officer [Member]
Stock options granted under plan				252,000			252,000
Exercise price per share of options granted				$ 1.00			$ 1.00
Life of options				3 years			3 years
Stock options vesting monthly, per month							7,000
Value of the options using the Black-Scholes pricing model							$ 47,056
Vice President of Clinical Affairs [Member]
Stock options granted under plan				252,000			252,000
Exercise price per share of options granted				$ 1.00			$ 1.00
Life of options				3 years			3 years
Stock options vesting monthly, per month							7,000
Value of the options using the Black-Scholes pricing model							$ 47,056
Options canceled							252,000
Chief Science Officer [Member]
Stock options granted under plan					425,000
Exercise price per share of options granted					$ 1.00
Life of options					3 years
Stock options vesting monthly, per month					35,416
Value of the options using the Black-Scholes pricing model					$ 113,073
Director [Member]
Stock options granted under plan					50,000
Exercise price per share of options granted					$ 1.00
Life of options					3 years
Stock options vesting quarterly, per quarter					12,500
Value of the options using the Black-Scholes pricing model					$ 13,303
Director Two [Member]
Stock options granted under plan					50,000
Exercise price per share of options granted					$ 1.00
Life of options					3 years
Stock options vesting quarterly, per quarter					12,500
Value of the options using the Black-Scholes pricing model					$ 13,303